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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: __________
   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sankaty Credit Opportunities III, L.P.*
Address:   John Hancock Tower
           200 Clarendon Street
           Boston, Massachusetts 02116

Form 13F File Number: 28-14556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan S. Lavine
Title: Managing member of Sankaty Credit Member, LLC, the managing member of Sankaty Credit Opportunities Investors III, LLC, which is the general partner of Sankaty Credit Opportunities III, L.P.
Phone:     (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Jonathan S. Lavine          Boston, MA                05/15/2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

* The report on Form 13F for the period ended March 31, 2013 for Sankaty Credit Opportunities III, L.P. (the "Fund"), is being filed by Sankaty Advisors, LLC. Sankaty Credit Member, LLC is the managing member of Sankaty Credit Opportunities Investors, LLC, which is the general partner of the Fund. Sankaty Advisors, LLC acts as investment adviser to the Fund. Jonathan S. Lavine is the managing member of Sankaty Credit Member, LLC and the manager of Sankaty Advisors, LLC.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

   Form 13F File Number        Name
   --------------------        ----

   28-11314                    Sankaty Advisors, LLC

   28-14551                    Sankaty Credit Member, LLC

   28-14550                    Sankaty Credit Opportunities Investors III, LLC